Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Information
Supplemental Cash Flow Information
(5)	Supplemental Cash Flow Information

The Company made no income tax payments during each of the nine-month periods ended September 30, 2025 and 2024. There were no interest payments made during either of the nine-month periods ended September 30, 2025 or 2024.